Acquisitions and Divestitures (2015 Narrative) (Details) - Scenario, Unspecified [Domain] shares in Millions, $ in Millions, gallons in Billions	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) gallons shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Stock Repurchased During Period, Shares | shares			0.0	(0.4)	0.0
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares | shares		21.0
IDR Subsidies		$ 35
Term of IDR Subsidy
Dropdown of Susser [Member]
Business Combination, Consideration Transferred	$ 967	$ 1,930
Payments to Acquire Businesses, Gross		967
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	31.58%
Business Combination, Consideration Transferred		$ 816
Gallons of motor fuel distributed | gallons		5.3
Payments to Acquire Businesses, Gross	$ 775
Equity Issued in Business Combination, Fair Value Disclosure	$ 41
Regency Merger [Member]
Preferred Units, Issued | shares	1.9
IDR Subsidies	$ 320
Sunoco GP [Member] | Sunoco LP Exchange [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Sunoco LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			42.80%
Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		22.0
Susser [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Susser [Member] | Dropdown of Susser [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Susser [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		11.0
ETP [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		11.0